Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,418,009.6
Previously Paid Amount	0
Total Fee Amount	333.93
Total Offset Amount	0
Net Fee	$ 333.93
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A